Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	Derivative liability activity for the years ended December 31, 2020 is summarized in the table below:
Conversion features issued	1,273,463
Settled upon conversion or exercise	(1,296,416)
Settled upon payment of note	(148,949)
Gain on revaluation	(508,839)
December 31, 2020	$807,682